CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED STATEMENTS OF OPERATIONS
REVENUES	$ 138,900,357	$ 136,104,867	$ 132,375,915
COST OF GOODS SOLD	116,541,972	115,585,803	117,721,799
GROSS PROFIT	22,358,385	20,519,064	14,654,116
Selling expenses	(357,426)	(327,365)	(598,832)
General and administrative expenses	(6,155,316)	(5,263,914)	(6,002,121)
Total Operating Expenses	(6,512,742)	(5,591,279)	(6,600,953)
LOSS FROM OPERATIONS	15,845,643	14,927,785	8,053,163
Financial expenses, net	2,382,405	1,621,486	1,610,337
INCOME BEFORE INCOME TAX	13,760,676	13,514,370	6,589,934
INCOME TAX	1,533,794	2,129,387	691,556
NET INCOME	12,226,882	11,384,983	5,898,378
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(1,744,846)	(6,272,303)	6,606,207
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,744,846)	(6,272,303)	6,606,207
COMPREHENSIVE INCOME (LOSS)	9,344,324	4,107,150	11,951,518
Ossen Innovation Co., Ltd [Member] | Reportable Legal Entities [Member]
CONDENSED STATEMENTS OF OPERATIONS
REVENUES	0	0	0
COST OF GOODS SOLD	0	0	0
GROSS PROFIT	0	0	0
Selling expenses	0	0	0
General and administrative expenses	383,325	263,002	146,687
Total Operating Expenses	383,325	263,002	146,687
LOSS FROM OPERATIONS	(383,325)	(263,002)	(146,687)
Financial expenses, net	(116,865)	268	317
Equity in income of subsidiaries	11,378,898	10,927,690	5,492,315
INCOME BEFORE INCOME TAX	10,878,708	10,664,956	5,345,311
INCOME TAX	0	0	0
NET INCOME	10,878,708	10,664,956	5,345,311
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(1,744,846)	(6,284,660)	6,606,207
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,744,846)	(6,284,660)	6,606,207
COMPREHENSIVE INCOME (LOSS)	$ 9,133,862	$ 4,380,296	$ 11,951,518